Offerings - Offering: 1	Jun. 22, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common shares, par value Won 5,000 per share, represented by American depositary shares
Maximum Aggregate Offering Price	$ 1,000,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 138,100.00
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended. (2) American depositary shares, or ADSs, issuable upon deposit of the common shares registered hereby will be registered under a separate registration statement on Form F-6 (File No. 333- ). Each ADS represents th of a common share.